Loans - Schedule of Legacy Loans on Nonaccrual Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 34,970	$ 43,687
Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	69	1,803
Commercial Loans [Member] | Commercial Real Estate - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	6,883	7,648
Commercial Loans [Member] | Business [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	3,028	15,020
Residential Mortgage Loans [Member] | Residential Prime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	10,767	8,611
Residential Mortgage Loans [Member] | Residential Subprime [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	3,595	1,626
Consumer and Other Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	7,404	6,808
Consumer and Other Loans [Member] | Indirect Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	1,419	1,275
Consumer and Other Loans [Member] | Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	1,032	411
Consumer and Other Loans [Member] | Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans on nonaccrual status	$ 773	$ 485